Share-based compensation - Compensation cost (Details)					12 Months Ended
	May 10, 2018 USD ($)	May 10, 2018 CNY (¥)	May 09, 2018 USD ($)	May 09, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Share-based compensation expense
Share-based compensation expense	$ 1,332,770	¥ 9,163,461	$ 2,357,666	¥ 16,210,135	$ 21,681,689	¥ 150,943,580		¥ 171,836,485		¥ 74,009,575
Total unrecognized compensation expense					$ 33,333,516			425,970,675		477,996,293	¥ 232,061,272
weighted-average period (in years)					2 years 5 months 5 days	2 years 5 months 5 days
Deferred tax benefit recognized					$ 0		$ 0		$ 0
Origination and servicing
Share-based compensation expense
Share-based compensation expense					12,736,812	¥ 88,671,136		103,124,758		55,403,160
General and administrative
Share-based compensation expense
Share-based compensation expense					8,682,385	60,445,030		66,264,371		18,227,289
Sales and marketing
Share-based compensation expense
Share-based compensation expense					262,492	1,827,414		¥ 2,447,356		¥ 379,126
Stock options | Origination and servicing
Share-based compensation expense
Share-based compensation expense					64,180	446,808
Stock options | General and administrative
Share-based compensation expense
Share-based compensation expense					821,199	5,717,025
Stock options | Sales and marketing
Share-based compensation expense
Share-based compensation expense					1,247	8,682
Restricted stock units
Share-based compensation expense
Total grant date fair value					622,384	4,332,911
Share-based compensation expense					886,626	¥ 6,172,515
Total unrecognized compensation expense					$ 4,919,153						¥ 34,246,159
weighted-average period (in years)					2 years 6 months 4 days	2 years 6 months 4 days